Six Circles Tax Aware Bond Fund Expense Example - Six Circles Tax Aware Bond Fund - Six Circles Tax Aware Bond Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	138
Expense Example, with Redemption, 10 Years	$ 329